Accounting policies - Consolidation (Details) R in Millions			12 Months Ended
	Jan. 10, 2020 ZAR (R) shares	Jun. 29, 2018	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020	Dec. 31, 2019
Contingent consideration
Accounting policies
Liabilities			R 124
Aldebaran Resources Inc.
Accounting policies
Joint venture ownership interest of counterparty, initial			60.00%
Drdgold Limited
Accounting policies
Percentage of voting equity interests acquired	12.05%
Consideration	R 1,086
Number of instruments or interests issued or issuable (in shares) | shares	168,158,944
Potential ownership, as a percent	50.10%		50.49%	50.66%	38.60%
Peregrine Metals Ltd.
Accounting policies
Proportion of legal ownership interest in associate			100.00%
Peregrine Metals Ltd. | Aldebaran Resources Inc.
Accounting policies
Joint venture ownership interest of counterparty, initial		60.00%	60.00%
Bakgatla Ba Kgafela Investment Holdings
Accounting policies
Percentage of stake held			24.80%
Siyanda Resources Proprietary Limited
Accounting policies
Percentage of stake held			20.00%
Lonplats Siyakhula Employee Profit Share Trust
Accounting policies
Percentage of stake held			3.80%
Marikana Community Trust
Accounting policies
Percentage of stake held			0.90%
Liabilities			R 1,671
Bapo Ba Mogale Community Trust
Accounting policies
Percentage of stake held			0.90%
Newshelf 1335 Proprietary Limited
Accounting policies
Potential ownership, as a percent			2.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary
Accounting policies
Percentage of voting equity interests acquired			26.00%
Newshelf 1114
Accounting policies
Proportion of ownership interest in subsidiary			76.00%
Rustenburg Mine Employees Trust
Accounting policies
Proportion of ownership interest in subsidiary			30.40%
Liabilities			R 1,402
Rustenburg Mine Community Development Trust
Accounting policies
Percentage of stake held			24.80%
Liabilities			R 1,144